DEPOSITS DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2013
Deposits [Abstract]
Schedule Of Deposits
A summary of deposit balances, by type, at December 31, 2013 and 2012 is as follows:

	December 31,
	2013	2012
	(In Thousands)
Noninterest-bearing demand deposits	$139,428	$89,834

Interest-bearing accounts:
Business checking	—	2
NOW and money market accounts	449,675	300,050
Savings accounts	45,090	38,026
Certificates of deposit (1)	350,556	277,236
Total interest-bearing accounts	845,321	615,314
Total deposits	$984,749	$705,148

(1) Includes brokered deposits of $20.7 million and $4.2 million at December 31, 2013 and 2012, respectively.

Schedule Of Time Deposits Maturities
Contractual maturities of certificates of deposit as of December 31, 2013 are summarized below (in thousands).

2014	$135,371
2015	96,386
2016	61,252
2017	31,951
2018	22,219
Thereafter	3,377
Total certificates of deposit	$350,556

Schedule of Deposit Interest Expense
A summary of interest expense, by account type, for the years ended December 31, 2013, 2012 and 2011 is as follows:

	Years Ended December 31,
	2013	2012	2011
	(In Thousands)
NOW and money market accounts	$504	$627	$1,294
Savings accounts (1)	75	106	197
Certificates of deposit (2)	4,633	5,286	5,771
Total	$5,212	$6,019	$7,262

(1) Includes interest expense on mortgagors' and investors' escrow accounts.
(2) Includes interest expense on brokered deposits.